Property and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 17,251	$ 21,136	$ 14,121